UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.):              [  ] is a restatement.
                                               [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Monarch Alternative Capital LP
Address:         535 Madison Avenue
                 New York, NY 10022


Form 13F File Number: 28-12184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael Weinstock
Title:    Managing Principal
Phone:    (212) 554-1700

Signature, Place, and Date of Signing:

/s/ Michael Weinstock               New York, NY           February 12, 2009
---------------------               ------------           -------------------
[Signature]                         [City, State]          [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all entries of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no entries reported are in this report, and all entries are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the entries for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   1

Form 13F Information Table Entry Total:              3

Form 13F Information Table Value Total:          39,218
                                              (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.            Form 13F File Number     Name

1              28-12185                  Monarch Debt Recovery Master Fund Ltd

                                                      FORM 13F INFORMATION TABLE


----------------------- --------------- ----------- ----------- --------------------- ----------- --------- ------------------------
      COLUMN 1             COLUMN 2       COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7          COLUMN 8
----------------------- --------------- ----------- ----------- --------------------- ----------- --------- ------------------------
   NAME OF ISSUER       TITLE OF CLASS     CUSIP       VALUE    SHRS OR    SH/   PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
                                                      (x1000)   PRN AMT    PRN   CALL DISCRETION  MANAGERS
----------------------- --------------- ----------- ----------- ---------- ----- ---- ----------- --------- ---------- -------------
                                                                                                               SOLE     SHARED  NONE
----------------------- --------------- ----------- ----------- ---------- ----- ---- ----------- --------- ---------- -------- ----
Dana Holding Corp           COM           235825205     2,644   3,573,337    SH        DEFINED    1         3,573,337   0        0
----------------------- --------------- ----------- ----------- ---------- ----- ---- ----------- --------- ---------- -------- ----
Protection One Inc         COM NEW        743663403    28,211   5,901,943    SH        DEFINED    1         5,901,943   0        0
----------------------- --------------- ----------- ----------- ---------- ----- ---- ----------- --------- ---------- -------- ----
Silicon Graphics Inc       COM NEW        827056300     8,362   3,097,140    SH        DEFINED    1         3,097,140   0        0
----------------------- --------------- ----------- ----------- ---------- ----- ---- ----------- --------- ---------- -------- ----
